Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Mar. 29, 2022
C000234825
Account Value [Line Items]
Line Graph and Table Measure Name	Optica Rare Earths & Critical Materials ETF
Account Value	$ 7,740	$ 7,105	$ 8,927	$ 10,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 12,683	$ 10,057	$ 8,978	$ 10,000